Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2025	2024
Short-term deposits	—	40,000
Cash at bank and on hand	64,345	58,923
Total	64,345	98,923

In 2024, short-term deposits were time deposits and structured deposits, with maturities of one to three months.